Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	36,446,691	36,699,572
Common shares, outstanding	36,446,691	36,699,572
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	36,446,691	36,699,572
Common shares, outstanding	36,446,691	36,699,572